Trade receivables and Prepayments and other receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
Note
24	Trade receivables and Prepayments and other receivables

Amounts in US$ '000	2018	2017
Trade receivables	16,215	19,519
	16,215	19,519
To be recovered from co-venturers (Note 33)	1,819	2,455
Related parties receivables (Note 33)	-	56
Prepayments and other receivables	7,889	5,242
	9,708	7,753
Total	25,923	27,272

Classified as follows:
Current	25,704	27,037
Non-current	219	235
Total	25,923	27,272

Trade receivables that are aged by less than three months are not considered impaired. As of 31 December 2018 and 2017, there are no balances that were aged by more than 3 months, but not impaired. These relate to customers for whom there is no recent history of default. There are no balances overdue between 31 days and 90 days as of 31 December 2018 and 2017.

Movements on the Group provision for impairment are as follows:

Amounts in US$ '000	2018	2017
At 1 January	594	741
Foreign exchange income	(48)	(147)
	546	594

The credit period for trade receivables is 30 days. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security related to trade receivables.

The carrying value of trade receivables is considered to represent a reasonable approximation of its fair value due to their short-term nature.